RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024
Related Party Transaction [Line Items]
Profit sharing expenses			$ 2,405,069	$ 3,015,759
Wuhan Huiyu [Member]
Related Party Transaction [Line Items]
Related party transaction description		The exclusive agency term is eight years from the date of launching the game.
Profit sharing expenses			261,084	316,790
Wuhan Huiyu [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		15.00%
Wuhan Huiyu [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction rate		18.00%
Shanghai Dongying [Member]
Related Party Transaction [Line Items]
Related party transaction rate		25.00%
Profit sharing expenses			1,709,587	1,984,280
Mobile Motion [Member]
Related Party Transaction [Line Items]
Related party transaction description	The exclusive agency term is eight years from the date of launching the game.
Profit sharing expenses			434,398	714,689
Amortization of royalty fees			25,248	25,194
Customized design fees			409,150	$ 689,496
Feng Xie [Member]
Related Party Transaction [Line Items]
Due to related party					$ 107,361